Risk management and financial instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - assets	$ 27.3
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities				5.9
Gain recognized	28.6
Loss recognized			10.5
Outstanding principal	1,158.4			1,128.0
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence	5
Self-insured retention period	60 days
Maximum claim per event for protection and indemnity insurance	0.5
Contract Revenues [Member] | Customer Concentration Risk [Member] | Exxon [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	30.00%		43.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | Total S.A. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	32.00%		39.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | Chevron Corporation [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	13.00%		16.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | British Petroleum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	25.00%		2.00%
West Aquarius [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500
West Vencedor [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	250
West Capricorn [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500
West Capella [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500
Tender Rig T15 [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	250
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	27.3
Derivative instruments - Interest rate swap contracts - Liabilities				5.9
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	0
Derivative instruments - Interest rate swap contracts - Liabilities				0
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	27.3
Derivative instruments - Interest rate swap contracts - Liabilities				5.9
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	0
Derivative instruments - Interest rate swap contracts - Liabilities				0
Fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	50.0			19.5	[1]
Revolving credit facility	69.6			0	[1]
Current portion of long term debt to related party	572.2			235.6	[1]
Long-term portion of interest bearing debt to related party	689.9			1,057.1	[1]
Carrying value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	50.0			19.5	[1]
Revolving credit facility	69.6			0	[1]
Current portion of long term debt to related party	572.2			235.6	[1]
Long-term portion of interest bearing debt to related party	689.9			1,057.1	[1]
Minimum [Member]
Retained Risk [Abstract]
Compensation period	210 days
Maximum [Member]
Retained Risk [Abstract]
Compensation period	290 days
Interest Rate Swap [Member] | Swap 1 [Member]
Derivative [Line Items]
Outstanding principal	265.9	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.11%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Dec. 31, 2019
Interest Rate Swap [Member] | Swap 2 [Member]
Derivative [Line Items]
Outstanding principal	265.9	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.38%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Dec. 31, 2022
Interest Rate Swap [Member] | Swap 3 [Member]
Derivative [Line Items]
Outstanding principal	100.0
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.36%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Oct. 31, 2019
Interest Rate Swap [Member] | Swap 4 [Member]
Derivative [Line Items]
Outstanding principal	231.1	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	0.74%
Length of contract, inception date	Nov. 30, 2012
Length of contract, maturity date	Nov. 30, 2017
Interest Rate Swap [Member] | Swap 5 [Member]
Derivative [Line Items]
Outstanding principal	200.0
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.36%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Oct. 31, 2019
Interest Rate Swap [Member] | Swap 6 [Member]
Derivative [Line Items]
Outstanding principal	$ 95.5	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.11%
Length of contract, inception date	May 31, 2013
Length of contract, maturity date	Jun. 30, 2020

[1]	Restated
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans